Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 430,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	59,383.00
Total Offset Amount	59,383.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A